Restricted Cash and Short-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Restricted cash in relation to the Hilli (1)	60,817	60,720
Restricted cash and short-term deposits held by lessor VIEs (note 12)	16,735	16,523
Restricted cash in relation to the LNG Croatia (2)	11,344	11,328
Restricted cash related to Hygo performance guarantee (3)	1,502	1,500
Restricted cash relating to office lease	1,068	2
Restricted cash in relation to liability on legacy UK tax leases (4)	—	16,000
Total restricted cash and short-term deposits	91,466	106,073
Less: Amounts included in current restricted cash and short-term deposits	(18,238)	(34,025)
Long-term restricted cash	73,228	72,048

(1) In November 2015, in connection with the issuance of a $400 million letter of credit (“LC”) by a financial institution to the customer of the FLNG Hilli, we recognized an initial cash collateral of $305.0 million to support the Hilli performance guarantee. Under the provisions of the LC, the terms allow for a stepped reduction in the value of the guarantee over time and thus, a concurrent reduction in the cash collateral requirements. In May 2021, once the Hilli reached 3.6 million tonnes of LNG production, the LC was reduced to $100 million and the cash collateral to $60.8 million.

(2) In connection with the O&M Agreement, we are required to maintain a performance guarantee of €9.3 million and $1.3 million, which will remain restricted throughout the 10-year term of the O&M Agreement.

(3) In connection with the disposal of Hygo, we provided a $1.5 million performance guarantee to the senior lenders of Centrais Eléctricas de Sergipe S.A. (“CELSE”) to enable the lenders to waive their requirement for consent in the event of a change of control and extend the technical completion date.

(4) The lessor of our six legacy UK leases had a first priority security interest in relation to the Golar Gandria and second priority interests in relation to the Golar Tundra and Golar Frost with cash collateral of $16.0 million. Upon reaching a settlement in April 2022, this was released (note 22).